Bank Borrowings and other loans (Tables)	12 Months Ended
Jun. 30, 2018
Line of Credit Facility [Line Items]
Schedule of Short-term Debt [Table Text Block]
	2018	2017
Bank Borrowings	$39,441,876	$66,414,123
Other loans	27,894,669	-
	$67,336,545	$66,414,123

Bank Loans [Member]
Line of Credit Facility [Line Items]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of the Company’s bank borrowings as of June 30, 2018 and 2017:

	2018	2017
Bank name

Dantu high credit cooperatives	$7,222,071	$7,036,021
Danyang branch of China Construction Bank	-	3,309,750
Bank of Danyang Jiangsu branch	3,490,164	3,731,894
Zhenjiang branch of Shanghai Pudong Development Bank	-	5,826,474
Huaxia Bank Zhenjiang branch	-	5,900,080
Minsheng Bank Zhenjiang branch	3,535,491	3,453,224
Industrial and Commercial Bank of China Dantu District Branch	-	12,200,195
CITIC Bank Zhenjiang branch	5,968,030	5,826,474
China Merchants Bank Danyang branch	19,226,120	19,130,011
	$39,441,876	$66,414,123

Other Loans [Member]
Line of Credit Facility [Line Items]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of the Company’s other loans as of June 30, 2018 and 2017:

	2018	2017
Name of Asset Management Company

China Orient Asset Management Co., Ltd Jiangsu branch 1	$9,354,645	$-
Jiangsu Asset Management Co., Ltd 2	6,043,423	-
China Huarong Asset Management Co., Ltd Jiangsu branch 3	12,496,601	-
	$27,894,669	$-

1
Transferred from Danyang branch of China Construction Bank and Zhenjiang branch of Shanghai Pudong Development Bank, total amount is $3,386,616 and $5,968,029 respectively.
2
Transferred from Huaxia Bank Zhenjiang branch
3
Transferred from Industrial and Commercial Bank of China Dantu District Branch